COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 163,000	$ 119,000	$ 493,000	$ 337,000	$ 484,000	$ 437,000
Operating Leases Expiration Term					2016 through 2019
Operating Leases, Future Minimum Payments Due, Next Twelve Months	241,000		241,000		$ 215,000
Operating Leases, Future Minimum Payments, Due in Two Years	255,000		255,000		84,000
Integrated Microwave Technologies LLC [Member]
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	90,000		90,000		360,000
Operating Leases, Future Minimum Payments, Due in Two Years	$ 60,000		$ 60,000		$ 60,000
Operating Leases Expiration Year and Month					2017-02